As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 88.8%

Aerospace & Defense - 1.0%
Boeing Company (d)	80,000	$2,846,400
Innovative Solutions and Support, Inc.	540,000	2,284,200
		5,130,600

Automobiles & Components - 0.9%
Goodyear Tire & Rubber Company (a)	690,525	4,322,687

Banks - 3.7%
Bank of America Corp.	2,800,000	19,096,000

Coal - 2.9%
CONSOL Energy Inc. (d)	600,000	15,144,000

Communications Equipment - 8.1%
Cisco Systems, Inc. (a)	1,800,000	30,186,000
Harris Corp.	400,000	11,576,000
		41,762,000
Computers & Equipment - 8.4%
Intel Corp.	416,000	6,260,800
International Business Machines Corp.	380,000	36,818,200
PC Connection, Inc. (a)	60,000	228,000
		43,307,000

Construction Materials - 1.9%
Cemex S.A. de C.V. - ADR (a)(b)	1,570,373	9,814,831

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Data Processing & Outsourced Services - 4.2%
Alliance Data Systems Corporation (a)	325,000	$12,008,750
iGATE Corporation	20,650	66,906
Lender Processing Services, Inc.	318,398	9,746,163
		21,821,819

Energy Equipment & Services - 2.1%
Transocean Inc. (a)(b)(d)	184,880	10,878,339

Financial Services - 3.4%
Legg Mason Inc.	1,100,000	17,490,000

Health Care Providers & Services - 13.2%
Hologic, Inc. (a)	300,000	3,927,000
Kinetic Concepts Inc. (a)	695,700	14,693,184
Laboratory Corporation of America Holdings (a)	270,000	15,792,300
UnitedHealth Group, Inc.	1,331,200	27,862,016
Zimmer Holdings, Inc. (a)	165,000	6,022,500
		68,297,000
Household Durables - 0.8%
Stanley Furniture Co., Inc. (c)	570,800	4,292,416

Industrial Conglomerates - 4.1%
General Electric Co.	2,077,000	20,998,470

Information Software & Services - 6.4%
Fidelity National Information Services, Inc.	336,797	6,129,705
Oracle Corp. (a)	1,500,000	27,105,000
		33,234,705

Insurance - 3.0%
Berkshire Hathaway Inc. (a)	5,436	15,329,520

Machinery - 3.6%
Eaton Corp.	300,000	11,058,000
Terex Corp. (a)	820,000	7,585,000
		18,643,000

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Metals & Mining - 0.8%
RTI International Metals, Inc. (a)	350,000	$4,095,000

Oil, Gas & Consumable Fuels - 5.9%
Chesapeake Energy Corp.	1,000,000	17,060,000
ConocoPhillips (d)	347,700	13,615,932
		30,675,932
Pharmaceuticals & Biotechnology - 4.0%
Marshall Edwards, Inc. (a)	75,607	30,243
Novogen, Ltd. - ADR (a)(b)	250,360	400,576
Pfizer, Inc.	1,500,000	20,430,000
		20,860,819

Tobacco - 6.7%
Philip Morris International, Inc.	965,580	34,355,336

Trading Companies & Distributors - 3.7%
Rush Enterprises, Inc. - Class A (a)	299,907	2,675,171
Rush Enterprises, Inc. - Class B (a)	31,407	245,917
Wesco International, Inc. (a)	900,000	16,308,000
		19,229,088

Total Common Stocks		458,778,562
(Cost $639,699,807)

Investment Companies - 7.2%
Loomis Sayles Bond Fund	1,825,000	18,596,750
Vanguard Intermediate-Term Investment Grade Fund	2,210,000	18,762,900

Total Investment Companies		37,359,650
(Cost $38,055,150)

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

	Principal
Name of Issuer or Title of Issue	Amount	Value

Corporate Bonds - 0.2%
Harley-Davidson Funding Corp.	$ 1,000,000	$716,695

Total Corporate Bonds		716,695
(Cost $710,542)

SHORT-TERM INVESTMENTS - 1.9%
Prudential Fund Commercial Paper	10,000,000	10,000,000

Total Short-Term Investments		10,000,000
(Cost $10,000,000)

TOTAL INVESTMENTS		506,854,907
(Cost $688,465,499) - 98.1%
ASSETS IN EXCESS OF		9,746,942
OTHER LIABILITIES - 1.9%
TOTAL NET ASSETS - 100.0%		$516,601,849

ADR America Depository Receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Affiliated issuer.
(d) Shares are held to cover all or a portion of a corresponding written option contract.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTION CONTRACTS
March 31, 2009 (Unaudited)

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)		Value

WRITTEN CALL OPTIONS
Boeing Company
Expiration May 2009
Exercise Price $45.00	400		$6,000
ConocoPhillips
Expiration May 2009
Exercise Price $50.00	1,000		25,000
CONSOL Energy Inc.
Expiration January 2011
Exercise Price $50.00	2,000		900,000
Transocean Inc.
Expiration May 2009
Exercise Price $50.00	500		535,000

	Total Written Call Options (Premiums Received $2,691,135)		$1,466,000

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Investments in Securities	Written Option Contracts
Description
Level 1 - Quoted prices	$ 496,138,212	$ 1,466,000
Level 2 - Other significant observable inputs	10,716,695	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 506,854,907	$ 1,466,000

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of investments	$ 688,465,499
Gross unrealized appreciation	$ 35,086,505
Gross unrealized depreciation	(216,697,097)
Net unrealized depreciation	$(181,610,592)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)   /s/ Ronald H. Muhlenkamp
   Ronald H. Muhlenkamp, President

Date    5/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
     Ronald H. Muhlenkamp, President

Date    5/26/2009

By (Signature and Title)*   /s/ James S. Head
 James S. Head, Treasurer

Date    5/26/2009

* Print the name and title of each signing officer under his or her signature.